--------------------------------------------------------------------------------

HUDSON CAPITAL
APPRECIATION FUND                       125 Broad Street
(A Series of The Fahnestock Funds)      New York, New York 10004

================================================================================

Dear Shareholder,

We are pleased to present the Semi-Annual Report of Hudson Capital Appreciation Fund for the period ending June 30, 1998.

The Hudson Capital Appreciation Fund produced a total return for Class A Shares, Class B Shares, and Class N Shares of 1.61%, 1.49%, and 1.61%, respectively, for the first six months of 1998. This compared to a 16.8% increase for the Standard & Poor's Composite Index of 500 stocks, and a 4.7% increase in the Russell 2000 index.

In recent years, small capitalization stocks have substantially underperformed large capitalization stocks. The trend continued in 1998 and recently the relative valuations of small versus large companies has reached 20 year lows on several significant yardsticks such as price to sales and price to cash flow ratios.

Accordingly, our value orientation has led to an overweighing of small cap stocks in the portfolio. Fortunately statistics have shown that while small company stocks may indeed underperform large market weighted indices during some periods, over the long run, small cap stocks generally outperform large cap stocks. Thus, while we are clearly disappointed with our six months results, we remain optimistic that our strategy will ultimately lead to worthwhile returns.

We believe that the recent relative extremes of small versus large cap valuations are unlikely to continue. We therefore continue to focus on well managed companies of all sizes that represent attractive valuation and promising prospects.

Sincerely,

/s/ James D. Gerson

James D. Gerson
Senior Vice President and
Portfolio Manager

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than the original cost. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in a mutual fund's performance. Actual investments may not be made in an index. Total returns for the period based on offering price for Class A and B Shares were (2.95%) and (3.54%), respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (Unaudited)

================================================================================

       Shares                                                        Value
       ------                                                        ------
                          COMMON STOCKS--96.1%
                          Agricultural--5.0%
      30,000              AGCO Corp.                               $  616,875
      40,000              Agrium, Inc.                                505,000
      30,000              ConAgra, Inc.                               950,625
                                                                   ----------
                          Total                                     2,072,500
                                                                   ----------

                          Building & Construction-- 11.3%
      22,500              Genlyte Group, Inc.                         596,250
      10,000              Lone Star Industries, Inc.                  770,625
      30,000              NCI Building Systems, Inc.                1,732,500
      35,400              Republic Group, Inc.                        743,400
      30,000              Southern Energy Homes, Inc.                 294,375
      20,000              Toll Brothers, Inc.                         573,750
                                                                   ----------
                          Total                                     4,710,900
                                                                   ----------

                          Computer Products--6.3%
      25,000              Electronic Data Systems Corp.             1,000,000
      20,000(a)           EMC Corporation                             896,250
      42,000(a)           Phoenix Technologies Ltd.                   535,500
      20,000              Programers Paradise, Inc.                   165,000
                                                                   ----------
                          Total                                     2,596,750
                                                                   ----------

                          Consumer Products--8.2%
      30,000              Bush Industries                             652,500
      38,000              Fresh America Corp.                         703,000
      54,000(a)           Helen of Troy Ltd.                        1,188,000
      30,000              ITI Technologies, Inc.                      849,375
                                                                   ----------
                          Total                                     3,392,875
                                                                   ----------


--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 1998 (Unaudited)

================================================================================

       Shares                                                        Value
       ------                                                        ------
                          COMMON STOCKS (CONTINUED)
                          Electronics--15.2%
      15,000              ASECO Corp.                              $   60,938
      25,000              Altera Corp.                                739,062
      10,000              Ciprico, Inc.                               100,625
      15,000              Hadco Corp.                                 349,688
      37,500(a)           IFR Systems, Inc.                           675,000
      20,000              Innovex Corp.                               261,250
      15,000              PCD Inc.                                    256,875
      20,000              Raychem Corp.                               591,250
      50,000(a)           Speedfam International, Inc.                921,875
      40,000              Storage Technology Corp.                  1,735,000
       2,100              Unitrode Corp.                               24,150
      40,000              Zygo Corp.                                  592,500
                                                                  -----------
                          Total                                     6,308,213
                                                                  -----------

                          Financial--6.0%
      40,000              TIG Holdings.                               920,000
      12,000              Travelers Group, Inc.                       727,500
      20,000              Travelers Property and Casualty, Corp.      857,500
                                                                  -----------
                          Total                                     2,505,000
                                                                  -----------

                          Industrial Products--16.0%
      12,000              Blount International, Inc. - Class A        342,000
      50,000              Checkpoint Systems, Inc.                    706,250
      30,000              DT Industries, Inc.                         727,500
      38,500              ESCO Electronics Corp.                      731,500
      16,000(a)           Esterline Technologies Corp.                329,000
      33,000              Gundle/ SLT Environmental, Inc.             148,500
      17,100(a)           Jacobs Engineering Group, Inc.              549,337
      40,000              Mark IV Industries, Inc.                    865,000


--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 1998 (Unaudited)

================================================================================

       Shares                                                        Value
       ------                                                        ------
                          COMMON STOCKS (CONTINUED)
                          Industrial Products (Continued)
       5,000              Park Ohio Industries, Inc.               $   92,500
      73,811(a)           Supreme Industries, Inc. - Class A          904,185
      15,000              Titan International, Inc.                   255,000
      50,000              Valmont Industries, Inc.                    998,437
                                                                  -----------
                          Total                                     6,649,209
                                                                  -----------

                          Oil, Energy & Gas Exploration--8.4%
      40,000              Ceanic Corp.                                775,000
      24,000              Global Industries, Inc.                     405,000
      17,500(a)           Hvide Marine, Inc.                          237,345
      31,700(a)           Louis Dreyfus Natural Gas Corp.             600,319
      35,000              Occidental Petrolium Corp.                  945,000
      36,000              Southern Mineral Corp.                      123,750
      12,000              Tidewater, Inc.                             396,000
                                                                  -----------
                          Total                                     3,482,414
                                                                  -----------

                          Pharmaceuticals & Health--6.0%
      12,000              Amgen, Inc.                                 784,500
      20,000              Coherent, Inc.                              686,250
      31,823(a)           New Brunswick Scientific, Inc.              274,473
      30,000              VWR Scientific Products Corp.               738,750
                                                                  -----------
                          Total                                     2,483,973
                                                                  -----------

                          Restaurants--1.9%
      26,000(a)           Garden Fresh Restaurants Corp.              468,000
      22,500(a)           O'Charleys, Inc.                            337,500
                                                                  -----------
                          Total                                       805,500
                                                                  -----------


--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 1998 (Unaudited)

================================================================================

       Shares                                                        Value
       ------                                                        ------
                          COMMON STOCKS (CONTINUED)
                          Retail--6.4%
      50,000              Corporate Express, Inc.                  $  634,375
      15,000              Regis Corp. Minnesota                       443,437
      15,000(a)           Travis Boats & Motors, Inc.                 367,500
      20,000              Wal-Mart Stores, Inc.                     1,215,000
                                                                  -----------
                          Total                                     2,660,312
                                                                  -----------

                          Transportation--5.4%
      20,000              AMR Corp.                                 1,665,000
      20,000(a)           Celadon Group, Inc.                         380,000
      32,000(a)           Simon Transportation Service, Inc.          214,000
                                                                  -----------
                          Total                                     2,259,000
                                                                  -----------
                          Total Common Stocks
                          (identified cost $34,254,650)(b)        $39,926,646
                                                                  ===========

-----------
(a) Non-income producing security.
(b) The cost of investments for federal tax purposes amounts to $34,254,650. The net unrealized appreciation of investments on a federal tax basis amounts to $5,671,996 which is comprised of $9,409,065 appreciation and $3,737,069 depreciation at June 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($41,563,436) at June30, 1998.


--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (Unaudited)

================================================================================

ASSETS:
  Total investments in securities, at value (cost $34,254,650) (Note 1).....  $39,926,646
  Cash......................................................................    1,874,153
  Income receivable.........................................................       18,830
  Receivable for Fund shares sold...........................................      172,167
                                                                              -----------
    Total assets............................................................   41,991,796
                                                                              -----------
LIABILITIES:
  Payable for Fund shares redeemed..........................................       48,813
  Accrued expenses..........................................................      379,547
                                                                              -----------
    Total liabilities.......................................................      428,360
                                                                              -----------
    Net Assets for 2,529,743 shares of beneficial interest understanding....  $41,563,436
                                                                              ===========
NET ASSETS CONSIST OF:
  Paid in capital...........................................................  $34,555,016
  Net unrealized appreciation of investments................................    5,671,996
  Accumulated net investment loss...........................................     (659,366)
  Accumulated net realized gain on investments..............................    1,995,790
                                                                              -----------
      Net Assets............................................................  $41,563,436
                                                                              ===========
    Class A Shares:
    Net Asset Value Per Share ($32,745,818 / 1,992,167 shares outstanding)..  $     16.44
                                                                              -----------
    Offering Price Per Share (100/95.50 of $16.44)*.........................  $     17.21
                                                                              -----------
    Redemption Proceeds Per Share...........................................  $     16.44
                                                                              -----------
    Class B Shares:
    Net Asset Value Per Share ($3,218,739 / 196,908 shares outstanding).....  $     16.35
                                                                              -----------
    Offering Price Per Share................................................  $     16.35
                                                                              -----------
    Redemption Proceeds Per Share...........................................  $     16.35
                                                                              -----------
    Class N Shares:
    Net Asset Value Per Share ($5,598,879 / 340,668 shares outstanding).....  $     16.44
                                                                              -----------
    Offering Price Per Share................................................  $     16.44
                                                                              -----------
    Redemption Proceeds Per Share...........................................  $     16.44
                                                                              -----------

-----------
*  See "How to Buy Shares" in the Prospectus


--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)


================================================================================

INVESTMENT INCOME:
    Interest................................................  $   10,394
    Dividends...............................................      93,090
                                                              ----------
       Total investment income..............................     103,484
                                                              ----------
Expenses: (Notes 2 and 3)
    Investment management fee...............................     183,950
    Distribution expenses Class A Shares....................      34,563
    Distribution expenses Class B Shares....................      14,235
    Distribution expenses Class N Shares....................       7,489
    Legal, compliance and filing fees.......................      76,981
    Custodian fee...........................................       2,702
    Shareholder servicing and related shareholder expenses..      81,595
    Audit and accounting....................................      34,870
    Trustees' fees and expenses.............................       9,000
    Other...................................................      26,904
                                                              ----------
       Total expenses.......................................     472,289
                                                              ----------
    Investment management fee waived........................     (57,208)
                                                              ----------
    Net expenses............................................     415,081
                                                              ----------
    Net investment loss.....................................    (311,597)
                                                              ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments............................   1,726,032
Net change in unrealized appreciation of investments........    (821,503)
                                                              ----------
    Net realized and unrealized gain on investments.........     904,529
                                                              ----------
Net increase in net assets from operations..................  $  592,932
                                                              ==========


--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS


================================================================================

                                                                 Six Months
                                                                   Ended           Year Ended
                                                               June 30, 1998   December 31, 1997
                                                               -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Net investment loss...........................................   $  (311,597)        $  (347,769)
Net realized gain on investments..............................     1,726,032           4,615,862
Unrealized appreciation (depreciation) of investments.........      (821,503)          3,300,887
                                                                 -----------         -----------
  Net increase in net assets from operations..................       592,932           7,568,980
                                                                 -----------         -----------
Distributions to shareholders from net realized gains:
  Class A Shares..............................................            --          (3,480,078)
  Class B Shares..............................................            --            (233,027)
  Class N Shares..............................................            --            (649,346)
                                                                 -----------         -----------
Total distributions to shareholders from net realized gains...            --          (4,362,451)
                                                                 -----------         -----------
Share transactions--net (Note 4)..............................     3,674,122          18,419,133
                                                                 -----------         -----------
  Net increase in net assets..................................     4,267,054          21,625,662
Net Assets:
  Beginning of year...........................................    37,296,382          15,670,720
                                                                 -----------         -----------
  End of year.................................................   $41,563,436         $37,296,382
                                                                 ===========         ===========


--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS


================================================================================

1. Organization and Summary of Significant Accounting Policies.

Hudson Capital Appreciation Fund (the "Fund") is a series of The Fahnestock Funds, a Massachusetts business trust (the "Trust"). The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

  a) Valuation of Securities

     Securities traded on a national securities exchange are valued at the price of the last sale on such exchange. If no sale has occurred, or if the security is traded only in the over-the-counter market, it will normally be valued at its current bid price. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

  b) Federal Income Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  c) Securities Transactions and Interest Income

     Securities transactions are recorded on a trade date basis. Interest income, including amortization of premium and discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

  d) Dividends and Distributions

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


================================================================================

  e) Other

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Agreement, the Fund pays an investment management fee to Hudson Capital Advisors, Inc. (the "Advisor") equal to 1% of the Fund's average daily net assets up to $25 million and 0.75% of annual average net assets in excess of $25 million.

Under the Fund's Administration Agreement with Fahnestock & Co. Inc. (the "Administrator"), the Administrator has agreed to provide administrative services to the Fund at no charge.

Effective February 1, 1997, Class A Shares changed its expense limit from 2.5% to 2.0%.

The Advisor has voluntarily agreed to limit expenses applicable to Class B Shares to 2.5% and to 2.0% with respect to Class N Shares. During the period ended June 30, 1998, the Fund incurred investment management fees of $183,950. However, the Advisor has waived $57,208 of expenses in order to comply with the agreement as stated above.

In acting as Distributor during the year, Fahnestock & Co. Inc. earned $7,000 of commissions on sales of the Fund's shares.

Fees are paid to Trustees who are unaffiliated with the Advisor on the basis of $3,000 per annum plus $750 per meeting attended.

At June 30, 1998, affiliated Trustees owned 19,744 shares (0.78%) of the Fund.

3. Distribution Plan.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution Plans (the "Plans") under which it may reimburse Fahnestock & Co. Inc. (the "Distributor") for expenses relating to the distribution of Class A Shares, Class B Shares, and Class N Shares at annual rates not to exceed a percentage of average daily net assets according to the schedule listed below. Distribution expenses incurred in a year in excess of the amounts listed below



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


================================================================================

may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which they become accounting liabilities.

                        Percentage of Average Daily
Share Class Name          Net Assets of the Class
----------------        ---------------------------
Class A Shares.......             0.50%
Class B Shares.......             1.00%
Class N Shares.......             0.25%

4. Transactions in Shares of Beneficial Interest.
At June 30, 1998, the Fund had authorized an unlimited number of shares of beneficial interest ($0.01 par value). Transactions in shares of beneficial interest were as follows:

                                                   Six Months Ended             Year Ended
                                                    June 30, 1998            December 31, 1997
                                                 ---------------------     ----------------------
                                                  Shares     Amount         Shares      Amount
                                                 -------   -----------     --------   -----------
Class A Shares
Sold.....................................        278,509   $ 4,595,154      643,522   $10,576,390
Issued on reinvestment of dividends and
  distributions..........................             --            --      215,020     3,317,928
Redeemed.................................        (99,188)   (1,645,426)    (251,609)   (4,108,076)
                                                 -------   -----------     --------   -----------
    Net increase (decrease) in
      Class A Shares.....................        179,321   $ 2,949,728      606,933   $ 9,786,242
                                                 =======   ===========     ========   ===========

                                                    Six Months Ended            Period Ended
                                                     June 30, 1998           December 31, 1997(a)
                                                 ---------------------      ---------------------
                                                  Shares      Amount         Shares     Amount
                                                 -------   -----------      -------   -----------
Class B Shares
Sold.....................................         79,002   $ 1,317,986      118,105   $ 2,060,818
Issued on reinvestment of dividends and
  distributions..........................             --            --       14,954       229,987
Redeemed.................................        (14,023)     (231,372)      (1,130)      (19,117)
                                                 -------   -----------      -------   -----------
    Net increase (decrease) in
      Class B Shares.....................         64,979   $ 1,086,614      131,929   $ 2,271,688
                                                 =======   ===========      =======   ===========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


================================================================================

                                                                                 Six Months Ended           Period Ended
                                                                                   June 30, 1998        December 31, 1997(a)
                                                                               ---------------------   -----------------------
                                                                               Shares      Amount       Shares       Amount
                                                                               -------   -----------   ---------   -----------
Class N Shares
Sold.........................................................................   64,655   $ 1,054,407     386,089   $ 6,937,229
Issued on reinvestment of dividends and
  distributions..............................................................       --            --      41,696       642,949
Redeemed.....................................................................  (85,370)   (1,416,627)    (66,402)   (1,218,975)
                                                                               -------   -----------   ---------   -----------
  Net increase (decrease) in
    Class N Shares...........................................................  (20,715)  $  (362,220)    361,383   $ 6,361,203
                                                                               =======   ===========   =========   ===========
  Net increase (decrease) in Fund Share
    transactions.............................................................  223,585   $ 3,674,122   1,100,245   $ 8,419,133
                                                                               =======   ===========   =========   ===========

-----------
(a) Reflects operations from April 17, 1997 (date of initial public offering) to December 31, 1997.

5. Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $9,168,345 and $7,218,558, respectively, Fahnestock & Co. Inc. did not earn any commissions for executing securities transactions of the Fund during the period ended June 30, 1998.

6. Year 2000.

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Advisor and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


================================================================================

7. Financial Highlights.

   Class A Shares

   (For a share outstanding throughout each period)

                                                      Six Months
                                                        Ended
                                                       June 30,                     Year Ended December 31,
                                                       ---------------------------------------------------------------------
                                                         1998         1997        1996        1995        1994         1993
                                                       -------      -------     -------     -------     -------      -------
  Net asset value, beginning of period.............    $ 16.18      $ 12.99     $ 11.39     $ 10.95     $ 13.72      $ 11.93
  Income from investment operations
  Net investment income (loss).....................      (0.13)**     (0.21)**    (0.10)      (0.03)      (0.06)       (0.13)
  Net realized and unrealized gain (loss)
    on investments.................................       0.39         5.67        4.72        2.09       (1.48)        2.25
                                                       -------      -------     -------     -------     -------      -------
  Total income (loss) from
    investment operations..........................       0.26         5.46        4.62        2.06       (1.54)        2.12
                                                       -------      -------     -------     -------     -------      -------
  Less dividends paid to shareholders:
    Dividends paid from net realized gain
      on investments...............................         --        (2.27)      (3.02)      (1.62)      (1.23)       (0.33)
                                                       -------      -------     -------     -------     -------      -------
  Net asset value, end of period...................    $ 16.44      $ 16.18     $ 12.99     $ 11.39     $ 10.95      $ 13.72
                                                       =======      =======     =======     =======     =======      =======
Total return.......................................       1.61%       42.88%      40.68%      18.94%     (11.22%)      17.77%
Ratios/Supplemental Data
  Net assets, end of period (000 omitted)..........    $32,746      $29,325     $15,671     $12,097     $15,874      $19,227
  Ratio of expenses to average net assets..........       2.00%+*      2.03%+      2.50%+      2.50%+      2.49%+       2.49%+
  Ratio of net investment income (loss) to
    average net assets.............................      (1.51%)+*    (1.38%)+    (1.13%)+    (0.16%)+    (0.46%)+     (1.00%)+
  Average commission rate paid++...................    $0.0600      $0.0600     $0.0597          --          --           --
  Portfolio turnover rate..........................      18.04%       50.46%      85.37%     197.71%     194.55%      154.18%

-----------
*  Annualized

** Per share information presented is based on the average number of shares outstanding.

+ The ratios of expenses and net investment income/(loss) to average net assets are net of expenses voluntarily reimbursed by the Advisor, Administrator and Distributor in the amount of 0.28%, 1.04%, 1.00%, 0.92%, 0.27%, and 0.25%, respectively.

++ For the fiscal year beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases or sales of equity securities.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


================================================================================

   Financial Highlights.

   Class B Shares

   (For a share outstanding throughout each period)

                                                                Six Months            Period Ended
                                                               Ended June 30,         December 31,
                                                                   1998                  1997*
                                                               --------------         ------------
  Net asset value, beginning of period......................      $ 16.11               $ 13.54
  Income from investment operations
  Net investment income (loss)..............................        (0.16)**              (0.09)**
  Net realized and unrealized gain (loss)
    on investments..........................................         0.40                  4.93
                                                                  -------               -------
      Total income (loss) from
        investment operations...............................         0.24                  4.84
                                                                  -------               -------
  Less dividends paid to shareholders:
  Dividends paid from net realized gain
    on investments..........................................           --                 (2.27)
                                                                  -------               -------
  Net asset value, end of period............................      $ 16.35               $ 16.11
                                                                  =======               =======
Total return................................................         1.49%                36.54%
Ratios/Supplemental Data
  Net assets, end of period (000 omitted)...................      $ 3,219               $ 2,125
  Ratio of expenses to average net assets...................         2.50%+***             2.50%+***
  Ratio of net investment income (loss)
    to average net assets...................................        (1.82%)+***           (0.77%)+***
  Average commission rate paid..............................      $0.0600               $0.0600
  Portfolio turnover rate...................................        18.04%                50.46%

-----------
* Reflects operations from April 17, 1997 (date of initial public offering) to December 31, 1997.

** Per share information presented is based on the average number of shares outstanding.

*** Annualized

+ The ratios of expenses and net investment income/(loss) to average net assets are net of expenses voluntarily reimbursed by the Advisor in the amount of 0.28% and 1.04%, respectively.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


================================================================================

   Financial Highlights.

   Class N Shares

   (For a share outstanding throughout each period)

                                                             Six Months        Period Ended
                                                           Ended June 30,      December 31,
                                                               1998                1997*
                                                           --------------      ------------
  Net asset value, beginning of period..................     $ 16.18             $ 13.54
  Income from investment operations
  Net investment income (loss)..........................       (0.13)**            (0.18)**
  Net realized and unrealized gain (loss)
    on investments......................................        0.39                5.59
                                                             -------             -------
      Total income (loss) from investment operations....        0.26                5.41
                                                             -------             -------
  Less dividends paid to shareholders:
  Dividends paid from net realized gain
    on investments......................................          --               (2.77)
                                                             -------             -------
  Net asset value, end of period........................     $ 16.44             $ 16.18
                                                             =======             =======
Total return............................................        1.61%              37.09%
Ratios/Supplemental Data
  Net assets, end of period (000 omitted)...............     $ 5,599             $ 5,846
  Ratio of expenses to average net assets...............        2.00%+***           2.00%+***
  Ratio of net investment income (loss) to
    average net assets..................................       (1.51%)+***         (1.48%)+***
  Average commission rate paid..........................     $0.0600             $0.0600
  Portfolio turnover rate...............................       18.04%              50.46%

-----------
* Reflects operations from April 17, 1997 (date of initial public offering) to December 31, 1997.

** Per share information presented is based on the average number of shares outstanding.

*** Annualized

+ The ratios of expenses and net investment income/(loss) to average net assets are net of expenses voluntarily reimbursed by the Advisor in the amount of 0.28% and 1.04%, respectively.



--------------------------------------------------------------------------------

================================================================================

Hudson Capital
Appreciation Fund                                        HUDSON CAPITAL
(A Series of The Fahnestock Funds)                        APPRECIATION
  125 Broad Street                                            FUND
  New York, New York 10004
  Telephone (800) 221-5588

Investment Advisor
------------------
  Hudson Capital Advisors, Inc.
  805 Third Avenue
  New York, New York 10022                                        Class A Shares
                                                                  Class B Shares
Principal Distributor                                             Class N Shares
---------------------
  Fahnestock & Co. Inc.
  125 Broad Street
  New York, New York 10004

Custodian and Transfer Agent
----------------------------
  Investors Fiduciary Trust Company
  1004 Baltimore                                       Semi-Annual Report
  Kansas City, Missouri 64105                             June 30, 1998



---------------------------------------------
This report is submitted for the general
information of the shareholders of the Fund.
It is not authorized for distribution to                   FAHNESTOCK
prospective investors in the Fund unless                ----------------
preceded or accompanied by an effective                 ESTABLISHED 1881
prospectus, which includes information                  ----------------
regarding the Fund's objectives and policies,              Distributor
experience of its management, marketability of shares, and other information.

================================================================================
G02329-02 (8/98)